UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2015

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.3%
Hyundai Mobis Co., Ltd.	2,410	$439,717

Automobiles - 3.0%
Fuji Heavy Industries Ltd.	26,600	984,072
Mazda Motor Corp.	28,800	565,961
Tata Motors Ltd., ADR	23,263	689,981
Toyota Motor Corp.	32,500	2,164,219

Total Automobiles		4,404,233

Hotels, Restaurants & Leisure - 0.9%
Brinker International Inc.	22,000	1,317,800

Household Durables - 1.7%
Bellway PLC	35,000	1,317,799
Persimmon PLC	33,500	1,070,895	*

Total Household Durables		2,388,694

Media - 3.4%
Comcast Corp., Class A Shares	23,200	1,447,912
ITV PLC	459,966	2,016,286
Time Warner Cable Inc.	4,800	912,048
Viacom Inc., Class B Shares	9,000	513,000

Total Media		4,889,246

Multiline Retail - 2.1%
Kohl’s Corp.	7,900	484,428
Macy’s Inc.	19,800	1,367,388
Next PLC	9,968	1,243,766

Total Multiline Retail		3,095,582

Specialty Retail - 2.9%
Home Depot Inc.	11,300	1,322,439
Lowe’s Cos. Inc.	22,200	1,539,792
TJX Cos. Inc.	19,400	1,354,508

Total Specialty Retail		4,216,739

TOTAL CONSUMER DISCRETIONARY		20,752,011

CONSUMER STAPLES - 10.5%
Beverages - 3.0%
Dr. Pepper Snapple Group Inc.	12,000	962,640
Heineken NV	11,200	882,431
Monster Beverage Corp.	6,600	1,013,430	*
PepsiCo Inc.	14,900	1,435,615

Total Beverages		4,294,116

Food & Staples Retailing - 3.2%
CVS Health Corp.	17,500	1,968,225
Koninklijke Ahold NV	53,412	1,063,208
Kroger Co.	20,008	785,114
Wal-Mart Stores Inc.	11,635	837,487

Total Food & Staples Retailing		4,654,034

Food Products - 1.6%
Archer-Daniels-Midland Co.	21,980	1,042,292
Tyson Foods Inc., Class A Shares	28,600	1,268,410

Total Food Products		2,310,702

Household Products - 1.5%
Kimberly-Clark Corp.	9,900	1,138,203
Reckitt Benckiser Group PLC	10,713	1,028,726

Total Household Products		2,166,929

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Tobacco - 1.2%
Altria Group Inc.	32,600	$1,772,788

TOTAL CONSUMER STAPLES		15,198,569

ENERGY - 7.2%
Energy Equipment & Services - 1.3%
Cameron International Corp.	16,459	830,521	*
Subsea 7 SA	65,200	571,107	*
Transocean Ltd.	37,400	495,924

Total Energy Equipment & Services		1,897,552

Oil, Gas & Consumable Fuels - 5.9%
Exxon Mobil Corp.	16,190	1,282,410
Gazprom PAO, ADR	76,199	354,326
Marathon Petroleum Corp.	18,800	1,027,796
Neste Oyj	42,508	1,181,583
Phillips 66	15,130	1,202,835
Rosneft Oil Co., GDR	123,772	477,760
Royal Dutch Shell PLC, Class A Shares	45,000	1,293,849
Valero Energy Corp.	25,800	1,692,480

Total Oil, Gas & Consumable Fuels		8,513,039

TOTAL ENERGY		10,410,591

FINANCIALS - 19.8%
Banks - 9.0%
Bank of America Corp.	81,800	1,462,584
BOC Hong Kong Holdings Ltd.	316,500	1,273,790
China Construction Bank Corp., Class H Shares	505,000	411,697
China Merchants Bank Co., Ltd., Class H Shares	350,600	906,767
Industrial & Commercial Bank of China Ltd., Class H Shares	1,271,000	875,500
JPMorgan Chase & Co.	32,300	2,213,519
National Bank of Canada	25,800	902,314
Oversea-Chinese Banking Corp., Ltd.	103,000	772,584
Royal Bank of Canada	18,000	1,049,570
Societe Generale SA	22,700	1,116,877
Sumitomo Mitsui Financial Group Inc.	23,600	1,055,702
United Overseas Bank Ltd.	60,000	970,952

Total Banks		13,011,856

Capital Markets - 0.5%
Man Group PLC	308,800	785,565

Consumer Finance - 0.7%
ORIX Corp.	63,400	947,918

Diversified Financial Services - 0.5%
Voya Financial Inc.	17,000	798,150

Insurance - 8.1%
Allianz SE, Registered Shares	7,524	1,232,049
Allied World Assurance Co. Holdings AG	8,700	367,662
Allstate Corp.	17,300	1,192,835
American Financial Group Inc.	8,800	606,760
American International Group Inc.	16,500	1,057,980
AXA SA	48,324	1,273,725
Dai-ichi Life Insurance Co., Ltd.	63,400	1,290,150
Hannover Rueck SE	8,609	913,148
Lincoln National Corp.	15,000	844,800
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	3,915	719,332
PartnerRe Ltd.	8,300	1,128,468
Swiss Re AG	13,078	1,177,467

Total Insurance		11,804,376

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 0.3%
CBL & Associates Properties Inc.	29,914	$488,795

Real Estate Management & Development - 0.7%
China Overseas Land & Investment Ltd.	168,000	528,772
China Resources Land Ltd.	162,000	455,555

Total Real Estate Management & Development		984,327

TOTAL FINANCIALS		28,820,987

HEALTH CARE - 12.9%
Biotechnology - 3.6%
Amgen Inc.	6,500	1,147,835
Biogen Inc.	2,200	701,316	*
Celgene Corp.	7,320	960,750	*
Gilead Sciences Inc.	9,332	1,099,869
United Therapeutics Corp.	8,200	1,388,752	*

Total Biotechnology		5,298,522

Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp.	5,389	819,990	*
Teleflex Inc.	5,893	789,603

Total Health Care Equipment & Supplies		1,609,593

Health Care Providers & Services - 2.2%
Aetna Inc.	6,000	677,820
Cardinal Health Inc.	9,600	815,808
McKesson Corp.	7,400	1,632,218

Total Health Care Providers & Services		3,125,846

Pharmaceuticals - 6.0%
AbbVie Inc.	19,300	1,351,193
Merck & Co. Inc.	14,600	860,816
Merck KGaA	10,880	1,106,714
Novo Nordisk A/S, Class B Shares	36,645	2,148,593
Shire PLC	18,210	1,615,259
Teva Pharmaceutical Industries Ltd., ADR	23,000	1,587,460

Total Pharmaceuticals		8,670,035

TOTAL HEALTH CARE		18,703,996

INDUSTRIALS - 10.8%
Aerospace & Defense - 3.5%
Boeing Co.	11,100	1,600,287
Lockheed Martin Corp.	5,800	1,201,180
Northrop Grumman Corp.	7,185	1,243,077
Raytheon Co.	9,100	992,719

Total Aerospace & Defense		5,037,263

Airlines - 2.0%
Alaska Air Group Inc.	27,400	2,075,550
Delta Air Lines Inc.	19,000	842,460

Total Airlines		2,918,010

Electrical Equipment - 1.2%
Mitsubishi Electric Corp.	84,000	903,812
Vestas Wind Systems A/S	14,800	807,865

Total Electrical Equipment		1,711,677

Industrial Conglomerates - 0.5%
CITIC Ltd.	400,000	716,174

Machinery - 1.1%
Illinois Tool Works Inc.	10,200	912,594
Lincoln Electric Holdings Inc.	10,800	653,940

Total Machinery		1,566,534

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Marine - 0.4%
A.P. Moeller - Maersk A/S, Class B Shares	395	$672,590

Road & Rail - 1.6%
Canadian National Railway Co.	16,700	1,041,827
Central Japan Railway Co.	7,300	1,279,348

Total Road & Rail		2,321,175

Trading Companies & Distributors - 0.5%
Itochu Corp.	55,300	678,673

TOTAL INDUSTRIALS		15,622,096

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.6%
Brocade Communications Systems Inc.	110,500	1,133,730
Juniper Networks Inc.	39,700	1,128,274

Total Communications Equipment		2,262,004

Internet Software & Services - 0.4%
VeriSign Inc.	9,000	638,460	*

IT Services - 0.8%
Computer Sciences Corp.	11,000	719,730
Leidos Holdings Inc.	12,800	522,240

Total IT Services		1,241,970

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	67,200	1,945,440
Micron Technology Inc.	35,600	658,956	*
NVIDIA Corp.	30,000	598,500
NXP Semiconductors NV	11,000	1,066,890	*
Texas Instruments Inc.	27,020	1,350,459

Total Semiconductors & Semiconductor Equipment		5,620,245

Software - 1.1%
Aspen Technology Inc.	25,760	1,143,229	*
Symantec Corp.	19,000	432,060

Total Software		1,575,289

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	35,083	4,255,568
Hewlett-Packard Co.	26,700	814,884
Samsung Electronics Co., Ltd.	922	933,701

Total Technology Hardware, Storage & Peripherals		6,004,153

TOTAL INFORMATION TECHNOLOGY		17,342,121

MATERIALS - 6.3%
Chemicals - 3.0%
Asahi Kasei Corp.	112,000	851,466
Dow Chemical Co.	15,700	738,842
LyondellBasell Industries NV, Class A Shares	14,550	1,365,226
Nissan Chemical Industries Ltd.	34,500	758,006
Novozymes A/S, Class B Shares	12,700	662,957

Total Chemicals		4,376,497

Containers & Packaging - 1.6%
Avery Dennison Corp.	16,560	1,007,676
Packaging Corp. of America	17,700	1,252,983

Total Containers & Packaging		2,260,659

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
Metals & Mining - 0.4%
Rio Tinto PLC		15,300	$594,106

Paper & Forest Products - 1.3%
International Paper Co.		15,540	743,900
Mondi PLC		46,119	1,109,135

Total Paper & Forest Products			1,853,035

TOTAL MATERIALS			9,084,297

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
BT Group PLC		203,544	1,476,322
Nippon Telegraph & Telephone Corp.		33,000	1,268,371
Telstra Corp., Ltd.		166,200	788,430

Total Diversified Telecommunication Services			3,533,123

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Class L Shares, ADR		31,100	602,718

TOTAL TELECOMMUNICATION SERVICES			4,135,841

UTILITIES - 2.8%
Electric Utilities - 1.6%
Edison International		10,071	604,361
Entergy Corp.		13,400	951,668
Korea Electric Power Corp.		19,100	830,825

Total Electric Utilities			2,386,854

Multi-Utilities - 1.2%
National Grid PLC		72,000	959,216
Veolia Environnement SA		35,000	781,268

Total Multi-Utilities			1,740,484

TOTAL UTILITIES			4,127,338

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $107,843,213)			144,197,847

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $814,978)	0.118%	814,978	814,978

TOTAL INVESTMENTS - 99.9% (Cost - $108,658,191#)			145,012,825
Other Assets in Excess of Liabilities - 0.1%			160,966

TOTAL NET ASSETS - 100.0%			$145,173,791

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$144,197,847	—	—	$144,197,847

Short-term investments†	814,978	—	—	814,978

Total investments	$145,012,825	—	—	$145,012,825

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2015, securities valued at $43,142,269 were transferred from Level 2 to Level 1 within the fair value hierarchy.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,919,051
Gross unrealized depreciation	(4,564,417)

Net unrealized appreciation	$36,354,634

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015